STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Issuance of treasury shares under stock purchase plans, ordinary shares	3,372,115	3,143,469	2,735,516
Issuance of treasury shares under stock purchase plans, ordinary shares withheld for taxes	37,310	34,660	33,748
Treasury shares	12,298,434	12,032,899	11,207,320